Document and Entity Information	3 Months Ended
	Mar. 31, 2014	May 15, 2014
Document And Entity Information
Entity Registrant Name	Bollente Companies Inc.
Entity Central Index Key	0001429393
Document Type	10-Q
Document Period End Date	Mar. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		11,980,366
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2014